FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Significant unobservable inputs (Details)	Dec. 31, 2021 Y
Expected exercise period | Minimum
Significant unobservable inputs
Liabilities, measurement input	0.75
Warrant Liabilities | Black Scholes and Merton model | Risk-free interest rate
Significant unobservable inputs
Liabilities, measurement input	0.723
Warrant Liabilities | Black Scholes and Merton model | Expected exercise period | Maximum
Significant unobservable inputs
Liabilities, measurement input	6.5
Warrant Liabilities | Black Scholes and Merton model | Volatility
Significant unobservable inputs
Liabilities, measurement input	50